Transactions with related parties and affiliates	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Transactions with related parties and affiliates

NOTE 13 – TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

Vessel operating expenses: In August 2019, Navios Partners extended the duration of its management agreement (“Management Agreement”) with the Manager until January 1, 2025, with an automatic renewal for an additional five years, unless earlier terminated by either party. Vessel operating expenses were fixed for two years commencing from January 1, 2020 at: (a) $4.35 daily rate per Ultra-Handymax Vessel; (b) $4.45 daily rate per Panamax Vessel; (c) $5.41 daily rate per Capesize Vessel; and (d) $6.90 daily rate per Containership of TEU 6,800. In December 2019, the Management Agreement was further amended to include from January 1, 2020, a $6.1 daily rate per Sub-Panamax/Panamax Containership.

Following the completion of the NMCI Merger, the fleet of Navios Containers is included in Navios Partners’ owned fleet and continued to be operated by the Manager (see Note 3 – Acquisition of Navios Containers and Navios Acquisition). As per the terms of the Navios Containers’ management agreement with the Manager (the “NMCI Management Agreement”), vessel operating expenses were fixed for two years commencing from January 1, 2020 at: (a) $6.22 daily rate per Containership of TEU 3,000 up to 4,999; (b) $7.78 daily rate per Containership of TEU 8,000 up to 9,999; and (c) $8.27 daily rate per Containership of TEU 10,000 up to 11,999.

Upon acquisition of the majority of outstanding stock of Navios Acquisition, the fleet of Navios Acquisition is included in Navios Partners’ owned fleet and continued to be operated by Tankers Manager (see Note 3 – Acquisition of Navios Containers and Navios Acquisition). As per the terms of Navios Acquisition’s management agreement with Tankers Manager (the “NNA Management Agreement” and together with the Management Agreement and the NMCI Management Agreement, the “Management Agreements”), vessel operating expenses were fixed for two years commencing from January 1, 2020 at: (a) $6.83 per day per MR2 and MR1 product tanker and chemical tanker vessel; (b) $7.23 per day per LR1 product tanker vessel; and (c) $9.65 per day per VLCC.

The Management Agreements also provide for a technical and commercial management fee of $0.05 per day per vessel, an annual increase of 3% after January 1, 2022 for the remaining period unless agreed otherwise.

Following completion of the Mergers, the Managers provided commercial and technical management services to Navios Partners’ vessels until December 31, 2021 for a daily fee of: (a) $4.35 per Ultra-Handymax Vessel; (b) $4.45 per Panamax Vessel; (c) $5.41 per Capesize Vessel; (d) $6.1 per Containership of TEU 1,300 up to 3,400; (e) $6.22 per Containership of TEU 3,450 up to 4,999; (f) $6.9 per Containership of TEU 6,800; (g) $7.78 per Containership of TEU 8,000 up to 9,999; (h) $8.27 per Containership of TEU 10,000 up to 11,999; (i) $6.83 per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.23 per LR1 product tanker vessel; and (k) $9.65 per VLCC. Commencing from January 1, 2022 vessel operating expenses are fixed for one year for a daily fee of: (a) $4.48 per Ultra-Handymax Vessel; (b) $4.58 per Panamax Vessel; (c) $5.57 per Capesize Vessel; (d) $6.28 per Containership of TEU 1,300 up to 3,400; (e) $6.40 per Containership of TEU 3,450 up to 4,999; (f) $7.11 per Containership of TEU 6,800; (g) $8.01 per Containership of TEU 8,000 up to 9,999; (h) $8.52 per Containership of TEU 10,000 up to 11,999; (i) $7.03 per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.44 per LR1 product tanker vessel; and (k) $9.94 per VLCC.

Pursuant to the acquisition of the 36-vessel drybulk fleet, which includes charter-in vessels, Navios Partners and the Manager, on July 25, 2022, amended the Management Agreement to include a technical and commercial management fee of $0.025 per charter-in vessel per day.

The Management Agreements also provide for payment of a termination fee, equal to the fees charged for the full calendar year (for Navios Partners, Navios Containers and Navios Acquisition) preceding the termination date in the event the agreements are terminated on or before December 31, 2024.

Drydocking expenses are reimbursed at cost for all vessels.

During the three and six month periods ended June 30, 2022 certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation and exhaust gas cleaning system installation under Company’s Management Agreement, amounted to $3,628 and $6,274, respectively, and are presented under the caption “Acquisition of/ additions to vessels, net of cash acquired” in the condensed Consolidated Statements of Cash Flows.

During the three and six month periods ended June 30, 2021 certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation and exhaust gas cleaning system installation under Company’s Management Agreement, amounted to $1,398 and $4,865, respectively, and are presented under the caption “Acquisition of/ additions to vessels, net of cash acquired” in the condensed Consolidated Statements of Cash Flows. During the three and six month periods ended June 30, 2022, certain extraordinary fees and costs related to COVID-19 measures, including crew related expenses, amounted to $2,342 and $5,297, respectively, and are presented under the caption of “Direct vessel expenses” in the condensed Consolidated Statements of Operations.

Total vessel operating expenses for the three and six month periods ended June 30, 2022 amounted to $73,989 and $147,161, respectively. Total vessel operating expenses for the three and six month periods ended June 30, 2021 amounted to $41,771 and $64,733, respectively.

General and administrative expenses: Pursuant to the administrative services agreement (the “Administrative Services Agreement”), the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Under the Administrative Services Agreement, which provide for allocable general and administrative costs, the Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In August 2019, Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager until January 1, 2025, to be automatically renewed for another five years. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date in the event the Administrative Services Agreement is terminated on or before December 31, 2024.

Total general and administrative expenses charged by the Manager for the three and six month periods ended June 30, 2022 amounted to $10,318 and $20,523, respectively. Total general and administrative expenses charged by the Manager for the three and six month periods ended June 30, 2021 amounted to $6,113 and $9,798, respectively.

Balance due from/ (to) related parties: Balance due from related parties (both short and long term) as of June 30, 2022 and December 31, 2021 amounted to $51,024 and $35,245, respectively, of which the current receivable was $14,722 and $0, respectively, and the long-term receivable was $36,302, and $35,245, respectively. Balance due to related parties, short-term as of June 30, 2022 and December 31, 2021 amounted to $0 and $64,204, respectively, and mainly consisted of payables to the Managers. The balances mainly consisted of administrative fees, drydocking, extraordinary fees and costs related to regulatory requirements including ballast water treatment system, other expenses, as well as fixed vessel operating expenses, in accordance with the Management Agreements.

General partner: Olympos Maritime Ltd., an entity affiliated to our Chairwoman and Chief Executive Officer, Angeliki Frangou, is the holder of Navios Partners’ general partner interest.

Acquisition of vessels:

2021

On June 30, 2021, Navios Partners acquired the Navios Ray, a 2012-built Capesize vessel of 179,515 dwt and the Navios Bonavis, a 2009-built Capesize vessel of 180,022 dwt, from its affiliate, Navios Holdings, for an aggregate purchase price of $58,000.

On June 4, 2021, Navios Partners acquired the Navios Koyo, a 2011-built Capesize vessel of 181,415 dwt, from its affiliate, Navios Holdings, for a purchase price of $28,567 (including $67 capitalized expenses).

On May 10, 2021, Navios Partners acquired the Ete N, a 2012-built Containership of 2,782 TEU, the Fleur N, a 2012-built Containership of 2,782 TEU and the Spectrum N, a 2009-built Containership of 2,546 TEU from Navios Acquisition, for an aggregate purchase price of $55,500.

Following the completion of the NMCI Merger on March 31, 2021, the 29-vessel fleet of Navios Containers was included in Navios Partners’ owned fleet.

On March 30, 2021, Navios Partners acquired the Navios Avior, a 2012-built Panamax vessel of 81,355 dwt, and the Navios Centaurus, a 2012-built Panamax vessel of 81,472 dwt, from Navios Holdings, for an acquisition cost of $39,320 (including $70 capitalized expenses), including working capital balances of $(5,766).

Navios Acquisition Credit Facility: On August 24, 2021, Navios Partners and Navios Acquisition entered into a loan agreement under which Navios Partners agreed to make available to Navios Acquisition a working capital facility of up to $45,000. The full amount of the facility was drawn. The facility bore interest at the rate of 11.50% per annum. As of each of June 30, 2022 and December 31, 2021, the outstanding balance of $45,000 was eliminated upon consolidation. The full amounts borrowed, including accrued interest, were repaid in August 2022.

Loan payable to affiliated company: On March 19, 2021, Navios Acquisition entered into a secured loan agreement with a subsidiary of N Shipmanagement Acquisition Corp. (“NSM”), an entity affiliated with Navios Acquisition’s Chairwoman and Chief Executive Officer, for a loan of up to $100,000 to be used for general corporate purposes (the “NSM Loan Agreement”). The loan would be repayable in two years and bore interest at a rate of 11% per annum, payable quarterly.

In August 2021, Navios Acquisition entered into a supplemental agreement (the “Supplemental Loan Agreement”) to amend the NSM Loan Agreement. The Supplemental Loan Agreement provided for: (i) the issuance of 8,823,529 newly-issued shares of common stock of Navios Acquisition in settlement of $30,000 of the outstanding balance of the NSM Loan Agreement and (ii) the repayment of $35,000 of the outstanding balance of the NSM Loan Agreement in cash as of the date of the Supplemental Loan Agreement and the repayment in cash on January 7, 2022 of the remainder of the outstanding balance of the NSM Loan Agreement, of approximately $33,112.

On December 23, 2021, the outstanding amount of $33,112 was repaid. As of June 30, 2022, there was no outstanding balance of the NSM Loan Agreement. Upon completion of the NNA Merger, the newly-issued shares of common stock of Navios Acquisition were converted into common units of Navios Partners on the same terms applicable to other outstanding shares of common stock of Navios Acquisition.